Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income tax consists of:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(704,003)	(892,612)	(604,997)	(85,211)
Non-PRC	(91,795)	(76,636)	(46,304)	(6,522)

Total loss before income tax	(795,798)	(969,248)	(651,301)	(91,734)

Summary of Current And Deferred Components of The Income Tax Expenses

The current and deferred components of the income tax expenses are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	899	1,985	2,388	336
Deferred income tax expenses	—	—	—	—
Total income tax expenses	899	1,985	2,388	336

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation
 between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(795,798)	(969,248)	(651,301)	(91,734)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(198,950)	(242,312)	(162,825)	(22,933)
Effect of different tax rates	(10,702)	3,391	(439)	(62)
Effect of PRC preferential tax rates	24,598	1,102	10,258	1,445
Research and development super-deduction	(9,897)	(13,376)	(21,812)	(3,072)
Non-deductible expenses	84,029	66,254	69,646	9,809
Non-taxable income	(872)	(575)	(1,807)	(255)
Expiration of tax attributes	—	6,540	12,421	1,749
Deferred only adjustment	—	—	(3,083)	(434)
TP adjustment	—	7,342	12,011	1,692
Interest and penalty	—	—	219	31
Tax rate change	—	1,102	(13,453)	(1,895)
Provision to return	—	(120)	2,722	383
Changes in valuation allowance	112,693	172,637	98,530	13,878

Income tax expenses	899	1,985	2,388	336

Summary of Principle Components of Deferred Tax Assets
The principal components of the deferred tax assets and liabilities are as follows:

	A s of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	28,725	34,972	4,926
Net operating loss carried forward	182,191	217,850	30,684
Government grants	99	—	—
Depreciation and amortization	4,160	476	67
Excessive education fee	593	556	78
Capitalized research and development expense	5,581	20,513	2,889
Research and development expense recognition	215,026	258,008	36,340
Deferred revenue recognition	1,161	775	109
Excessive donation expense carried forward	2,533	1,881	265
Operating lease liabilities	10,405	3,113	438

Gross deferred tax assets	450,474	538,144	75,796

Less: Valuation allowance	(436,833)	(535,363)	(75,404)

Total deferred tax assets	13,641	2,781	392

Deferred tax liabilities:
Operating right - of - use assets	(13,075)	(2,781)	(392)
Depreciation and amortization	(566)	—	—

Total deferred tax liabilities	(13,641)	(2,781)	(392)

Net deferred tax assets	—	—	—

Summary Of Rceonciliation Of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	—	7,342	1,034
Additions	7,342	12,011	1,692

Balance at end of the year	7,342	19,353	2,726